Remeasurement items affecting operating profit (Tables)	12 Months Ended
Jun. 30, 2025
Remeasurement items affecting operating profit
Schedule of remeasurement items affecting operating profit

		2025	2024	2023
for the year ended 30 June	Note	Rm	Rm	Rm
Effect of remeasurement items for subsidiaries and joint operations
Impairment of assets		21 836	76 035	37 298
property, plant and equipment	16	21 269	75 112	36 496
right of use assets	14	532	166	546
other intangible assets and goodwill		35	757	256
Reversal of impairment of assets		(1 178)	(1 149)	(3 649)
property, plant and equipment	16	(1 029)	(1 149)	(3 649)
right of use assets	14	(149)	—	—
(profit)/loss on		(1 311)	480	(650)
disposal of property, plant and equipment		(47)	(127)	(500)
disposal of other intangible assets		—	—	3
disposal of other assets		(23)	(8)	—
disposal of businesses*		(1 345)	(150)	(516)
scrapping of property, plant and equipment		104	765	363
Write-off of unsuccessful exploration wells		298	48	899
Remeasurement items per income statement		19 645	75 414	33 898
Tax impact		(4 761)	(18 361)	(8 951)
impairment of assets		(4 715)	(18 157)	(9 831)
reversal of impairment of assets		2	—	854
(loss)/profit on disposals and scrapping		(47)	(204)	26
write-off of unsuccessful exploration wells		(1)	—	—
Non-controlling interest effect		(665)	(1 262)	8
Effect of remeasurement items for equity accounted investments		5	(7)	23
Total remeasurement items for the Group, net of tax		14 224	55 784	24 978
*	Includes a gain on remeasurement of contingent consideration from the Uzbekistan GTL LLC disposal of R1 428 million.

Schedule of main macro-economic assumptions used for impairment calculations

Main long-term average macroeconomic assumptions used for impairment calculations

					CGU
		2025	2024	2023	Reference***
Crude oil price (Brent)*	US$/bbl	72,16	83,06	88,02	a, c, d, g
Ethane price*	US$c/gal	33,40	39,55	42,33	****
Ethylene price*	US$/ton	747,00	745,00	773,00	h
Linear low density polyethylene (LLDPE) price*	US$/ton	1 039,00	1 091,00	1 247,00	*****
Polyvinyl Chloride (PVC) price*	US$/ton	878,00	980,00	1 031,00	e
Southern African gas purchase price (real)**	US$/Gj	—	10,51	10,93	a, b, e, f
Oil Product Differentials	US$/bbl	11,44	10,86	12,08	a, b
Refining margin*	US$/bbl	7,54	8,11	12,34	a, b
Exchange rate*	Rand/US$	18,31	17,64	17,40	All
*

Assumptions are provided on a long-term average basis in nominal terms unless indicated otherwise and are calculated based on a five year forward-looking period. The refining margin is calculated until 2034, linked to the Sasolburg refinery’s useful life.

**	Aligned to our optimised transition plan and ERR, LNG as an alternative gas feedstock is no longer feasible and has been excluded from future cash flow projections.
***	Refer to page 31.
****	Relevant to 2024 impairment of Ethane value chain (Alc/Alu/EO/EG) in Chemicals America.
*****	Relevant to the 2024 impairment of Secunda and Sasolburg Polyethylene in Chemicals Africa.

			United
		South	States of
		Africa	America	Europe			Mozambique
		%	%	%			%
Growth rate – Producer Price Index	2025	5,50	2,00			2,00	2,00
Weighted average cost of capital*	2025	14,50	9,10	7,60	–	10,00	18,40
Growth rate – Producer Price Index	2024	5,50	2,00			2,00	2,00
Weighted average cost of capital*	2024	15,00	9,40	9,40	–	10,50	16,80
Growth rate – Producer Price Index	2023	5,50	2,00			2,00	2,00
Weighted average cost of capital*	2023	15,20	9,07	9,07	–	10,68
*

Calculated using spot market factors on 30 June. Sasol’s approach now includes using a 5-year average of the median debt-to-equity ratios of a peer group. Sasol also has refined its Euro WACC for Italy and Germany. The Mozambique WACC rate increase is largely attributable to the independently calculated country risk premium.

Summary of significant impairment/(reversal of impairment) of assets

	Property,		Other
	plant and	Right of	intangible
	equipment	use assets	assets	Total
	2025	2025	2025	2025
Segment and Cash-generating unit (CGU)	Rm	Rm	Rm	Rm
Fuels segment
Secunda liquid fuels refinery	11 713	118	—	11 831
Sasolburg liquid fuels refinery	1 256	—	—	1 256
Gas
Production Sharing Agreement (PSA)	3 142	—	—	3 142
Exploration Block PT5-C	1 242	—	—	1 242
Chemicals Africa
Sasolburg Chlor-Alkali and PVC	461	—	2	463
Sasolburg Wax	23	341	—	364
Chemicals Eurasia
Sasol Italy Care Chemicals (CC)	3 166	72	20	3 258
Sasol China Care Chemicals (CC)	(1 019)	(149)	—	(1 168)
Other (net)	256	1	13	270
	20 240	383	35	20 658

Other than for the CGUs specifically mentioned, all of the Group’s remaining CGUs have significant headroom and reasonable changes to the assumptions applied would not result in any impairment.

Segment and Cash-generating unit		2024
(CGU)	Description	Rm
Fuels segment
Secunda liquid fuels refinery

The liquid fuels component of the Secunda reﬁnery was fully impaired at 30 June 2023 as described below. At 31 December 2023 and 30 June 2024, the recoverable amount of the refinery was further negatively impacted after updating feedstock and macroeconomic price assumptions including lower Brent crude prices and product differentials, resulting in the full amount of costs capitalised during the year to be impaired.

		7 803
Sasolburg liquid fuels refinery	The Sasolburg liquid fuels refinery was further impaired and is fully impaired, mainly as a result of the decrease in refining margins.	637
Gas
Production Sharing Agreement (PSA)

At 30 June 2018 an impairment of R1,1 billion was recognised in respect of the PSA asset mainly due to lower sales volumes and weaker long-term macroeconomic assumptions at the time. The asset reached beneficial operation (BO) on the Initial Gas Facility (IGF) with production commencing on 7 May 2024. This enabled excess gas production earlier than initially expected. In addition, increases in both liquid product volumes as well as gas sales prices resulted in the full impairment to be reversed at 30 June 2024.

		(1 143)
Chemicals Africa
Polyethylene	The CGU was further impaired at 30 June 2024 by R4,1 billion mainly due to lower selling prices associated with over supply and reduced demand in the global market.	4 110
Chlor-Alkali and PVC	The CGU remains fully impaired, resulting in the full amount of costs capitalised during the year to be impaired. An updated impairment assessment performed at 30 June 2024 did not indicate any further impairments on the CGU.	645
Wax	The CGU remains fully impaired, resulting in the full amount of costs capitalised during the year to be impaired.	524
Chemicals America
Ethane value chain (Alc/Alu/EO/EG)

The impairment was driven mainly by the decrease in Ethylene over Ethane margin assumptions and the impact thereof on the downstream ethane value chain (Alcohols, Alumina, Ethylene Oxide, Ethylene Glycols and associated shared assets), in both the short and long term, in addition to the impact of the increase in the WACC rate. Ethylene/ethane margins were lower than previously anticipated since the Ethylene price outlook declined more than the Ethane price outlook. Ethylene prices were lower due to a combination of weak supply/demand fundamentals as well as lower feedstock costs.

		58 942
Chemicals Eurasia
Sasol Italy Care Chemicals	The impairment resulted from an increase in WACC rate as well as lower forecasted sales margins, especially in the short-term due to slower recovery of demand.	2 037
Other (net)¹		1 331
		74 886

[1] Relates largely to the Chemicals America and Energy segments

Segment and Cash-generating unit		2023
(CGU)	Description	Rm
Fuels segment
Secunda liquid fuels refinery

The liquid fuels component of the Secunda refinery was fully impaired at 30 June 2023 mainly as a result of the Group’s Emission Reduction Roadmap (ERR) to achieve a 30% reduction in greenhouse gas (GHG) emissions by 2030 and comply with the requirements of the National Environmental Management: Air Quality Act, 39 of 2004. The ERR involves the turning down of boilers, implementing energy efficiency projects, reducing coal usage and integrating 1 200 MW of renewable energy into our operations by 2030. With no significant additional gas, which is affordable, to restore volumes back to historic levels, the ERR assumes lower production volumes of 6,7 mt/a post 2030. The increasing cost of coal, capital investment to implement the ERR and cost of compliance were also included in the impairment calculation.

		35 316
Chemicals Africa
Wax	The full impairment on the Wax CGU in Southern Africa was driven by higher cost to procure gas and lower sales volumes and prices due to an increasingly challenging market environment. A WACC rate of 14,66% was applied in estimating the recoverable amount of the CGU.	932
Chemicals Eurasia
China Care Chemicals	The full impairment on the CGU was driven by a combination of lower unit margins and higher costs resulting from the prolonged impact of COVID-19 on China’s economy. A WACC rate of 9,21% was applied in estimating the recoverable amount of the CGU.	876
Chemicals America
Tetramerization

The Tetramerization CGU was impaired in 2019. At 31 December 2022, a sustained improvement in plant reliability resulted in increased volumes available for sale while longer-term contracts signed with several customers improved the overall profitability of the cash-generating unit. A WACC rate of 8,33% was applied in estimating the recoverable amount of the CGU.

		(3 645)
Other (net)		170
		33 649